UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-3526

Name of Fund: Legg Mason Tax Exempt Trust, Inc.
Fund Address: 100 Light Street
              Baltimore, MD 21202

Name and address of agent for service:
        Mark R. Fetting, President, Legg Mason Tax Exempt Trust, Inc. 100 Light Street
        Baltimore, MD 21202

Registrant's telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

Item 1 - Report to Shareholders

                                                   ANNUAL REPORT TO SHAREHOLDERS


TO OUR SHAREHOLDERS,

  On December 31, 2003, the Legg Mason Tax Exempt Trust had $473 million invested in a diversified portfolio of high-quality, short-term municipal securities. As this letter is written, the Trust's 7-day yield is 0.31% and its average weighted maturity is 29 days. The following table shows cumulative and average annual total returns for the one-, five- and ten-year periods ended December 31:


                                       Cumulative    Average Annual
                                      Total Return    Total Return
-------------------------------------------------------------------
One Year                                  +0.34%         +0.34%
Five Years                                +9.45%         +1.82%
Ten Years                                +25.63%         +2.31%


  The Trust's income dividends continue to be exempt from federal income tax and a portion may be exempt from state income taxes as well, depending upon your state of residence. The Trust does not purchase investments whose income is subject to the federal alternative minimum tax.

  PricewaterhouseCoopers LLP, Tax Exempt Trust's independent auditors, has completed its annual examination, and audited financial statements for the year ended December 31, 2003, are included in this report.

  We appreciate your ownership of the Trust, and hope you will let us know whenever you have questions or suggestions.

Sincerely,




         /s/ JOHN F. CURLEY, JR.           /s/ MARK R. FETTING
         John F. Curley, Jr.               Mark R. Fetting
         Chairman                          President


January 30, 2004

ANNUAL REPORT TO SHAREHOLDERS

STATEMENT OF NET ASSETS

LEGG MASON TAX EXEMPT TRUST, INC.
December 31, 2003
(Amounts in Thousands)


                                                Maturity
                                         Rate     Date       Par      Value
-----------------------------------------------------------------------------
Alabama -- 2.1%
  The Industrial Development Board of
    the City of Montgomery, Pollution
    Control and Solid Waste Disposal
    Revenue Refunding Bonds (General
    Electric Company Project) (Aaa/P-1,
    AAA/A1+)
      Series 1990 TECP                   0.90%  2/10/04    $ 1,700   $  1,700
      Series 1990 TECP                   1.00    3/8/04      8,000      8,000
                                                                     --------
                                                                        9,700
                                                                     --------
Alaska -- 1.7%
  City of Valdez, Alaska, Marine
    Terminal Revenue Bonds (Exxon
    Pipeline Company Project), Series
    1985 VRDN
    (Aaa/P-1, AAA/A-1+)                  1.22    1/2/04      1,400      1,400(A)
  City of Valdez, Alaska, Marine
    Terminal Revenue Refunding Bonds
    (BP Pipelines, Inc. Project),
    Series 2001 VRDN
    (Aa1/VMIG1, AA+/A-1+)                1.30    1/2/04      6,390      6,390(A)
                                                                     --------
                                                                        7,790
                                                                     --------
Arizona -- 3.0%
  Salt River Project Agricultural
    Improvement and Power District
    Arizona (P-1, A-1+)
      Series A TECP                      0.98    2/9/04      2,000      2,000
      Series A TECP                      0.95   2/10/04      4,800      4,800
      Series A TECP                      0.90   2/12/04      1,000      1,000
      Series A TECP                      1.00    3/9/04      3,000      3,000
  Salt River Project Agricultural
    Improvement and Power District,
    Arizona Salt River Project Electric
    System Refunding Revenue Bonds,
    2001 Series A (Aa2, AA)              5.00    1/2/04      3,000      3,000
                                                                     --------
                                                                       13,800
                                                                     --------

                                                   ANNUAL REPORT TO SHAREHOLDERS

                                                Maturity
                                         Rate     Date       Par      Value
-----------------------------------------------------------------------------
Delaware -- 1.6%
  The State of Delaware,
    GO Bonds, Series 1996 A (Aaa/AAA)    5.13%   4/1/04    $ 1,000   $  1,010
  University of Delaware, Revenue
    Bonds, Series 1998 VRDN (AA+/A-1+)   1.15    1/7/04      6,500      6,500(A)
                                                                     --------
                                                                        7,510
                                                                     --------
District of Columbia -- 2.3%
  District of Columbia (American Red
    Cross),
    Series 2000 TECP (Aa2/VMIG1,
    A+/A-1)                              1.00    2/6/04      5,900      5,900
  District of Columbia (Washington,
    D.C.),
    Multimodel GO Bonds, Series 2003
    D-2 VRDN (Aaa/VMIG1, AAA/A-1+)       1.20    1/7/04      5,000      5,000(A)
                                                                     --------
                                                                       10,900
                                                                     --------
Florida -- 6.4%
  City of Gainesville, Utilities System
    (P-1, A-1+)
      Series C TECP                      0.90   2/12/04      5,000      5,000
      Series C TECP                      1.00   2/18/04      1,400      1,400
      Series C TECP                      1.00   2/23/04      4,000      4,000
  Jacksonville Electric Authority
    Revenue Bonds (Subordinated
    Electric Systems)
    (Aa3/VMIG1, AA-/A-1+, AA+/F1+)
      Series A VRDN                      1.25    1/2/04      2,300      2,300(A)
      Series B VRDN                      1.25    1/2/04      1,000      1,000(A)
      Series C VRDN                      1.25    1/2/04      2,600      2,600(A)
  Pinellas County, Florida, Health
    Facilities Authority (Bayfront
    Medical Center, Inc. Project),
    Refunding Revenue Bonds, Series
    1989 VRDN (Aaa/VMIG1, AAA/A-1)       1.06    1/7/04        900     900(A)

ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON TAX EXEMPT TRUST, INC. -- CONTINUED


                                                Maturity
                                         Rate     Date       Par      Value
-----------------------------------------------------------------------------
Florida -- Continued


  Putnam County, Florida, Development
    Authority PCR Bonds (Seminole
    Electric Cooperative, Inc.)
    (A1/P-1, A/A-1)
      Series 1984 D TECP                 1.12%  6/15/04    $ 4,000   $  4,000
      Series 1984 H-1 VRDN               1.45    1/7/04      6,110      6,110(A)
      Series 1984 H-2 VRDN               1.45    1/7/04      2,250      2,250(A)
                                                                     --------
                                                                       29,560
                                                                     --------
Georgia -- 2.8%
  Burke County, Georgia, PCR Bonds
    (Oglethorpe Power) (Aaa/VMIG1,
    AAA/FI+)
      Series 1998 A VRDN                 0.90   2/10/04      4,000      4,000(A)
      Series 1998 B VRDN                 1.05   1/28/04      4,000      4,000(A)
      Series 1998 B VRDN                 0.95   2/19/04      3,200      3,200(A)
  State Road and Tollway Authority,
    State of Georgia Guaranteed Revenue
    Bonds (Governor's Transportation
    Choices Initiative), Series 2001
    (Aaa, AAA)                           5.00    3/1/04      1,000      1,007
  State of Georgia, GO Bonds, Series
    1995 B (Aaa, AAA, AAA)               7.20    3/1/04      1,000      1,010
                                                                     --------
                                                                       13,217
                                                                     --------
Hawaii -- 3.5%
  City and County of Honolulu, Hawaii,
    GO Bonds (Aaa/VMIG1, AAA/A-1+,
    AAA/F1+)
      Series 2000 A VRDN                 1.06    1/7/04      6,545      6,545(A)
      Series 2000 A VRDN                 1.06    1/7/04      3,900      3,900(A)
      Series 2000 B VRDN                 1.06    1/7/04      5,750      5,750(A)
                                                                     --------
                                                                       16,195
                                                                     --------

                                                   ANNUAL REPORT TO SHAREHOLDERS

                                                Maturity
                                         Rate     Date       Par      Value
-----------------------------------------------------------------------------
Illinois -- 2.8%
  Illinois Development Finance
    Authority PCR Bonds (Amoco Oil
    Company Project), Series 1994 VRDN
    (Aa1/VMIG1, AA+/A-1+)                1.30%   1/2/04    $ 2,900   $  2,900(A)
  State of Illinois, GO Certificates of
    May 2003 (MIG1, SP-1+, F1+)          1.50   5/15/04     10,000     10,019
                                                                     --------
                                                                       12,919
                                                                     --------
Indiana -- 1.1%
  City of Hammond, Indiana, PCR
    Refunding Bonds (Amoco Oil Company
    Project), Series 1994 VRDN
    (Aa1/VMIG1,
    AA+/A-1+)                            1.30    1/2/04      5,255      5,255(A)
                                                                     --------
Kansas -- 3.5%
  State of Kansas, Department of
    Transportation, Adjustable Tender
    Highway Revenue Bonds, Series 2002
    B-1 VRDN (Aa2/VMIG1, AA+/A-1+)       1.18    1/2/04     16,500     16,500(A)
                                                                     --------
Kentucky -- 3.7%
  Kentucky Economic Development Finance
    Authority, Hospital Revenue Bonds
    (Baptist Healthcare System
    Obligated Group) (Aaa/VMIG1,
    AAA/A-1)
      Series 1999 B VRDN                 1.10    1/7/04      6,500      6,500(A)
      Series 1999 C VRDN                 1.30    1/2/04     10,500     10,500(A)
                                                                     --------
                                                                       17,000
                                                                     --------

ANNUAL REPORT TO SHAREHOLDERS

                                                Maturity
                                         Rate     Date       Par      Value
-----------------------------------------------------------------------------
Maryland -- 18.2%
  Anne Arundel County, Maryland, GO
    Bonds, Consolidated Water and Sewer
    Series, 1995
    (Aa1, AA+)                           7.00%   8/1/04    $   550   $    569
  Baltimore County, Maryland, Revenue
    Bonds (Oak Crest Village, Inc.
    Project), Series 1999 A VRDN
    (Aa2/VMIG1,
    A+/F1+)                              1.25    1/2/04      5,645      5,645(A)
  Howard County, Maryland, Variable
    Rate Demand Multifamily Housing
    Revenue Refunding Bonds (Sherwood
    Crossing Apartments), Series 2003
    VRDN (Aaa/VMIG1)                     1.25    1/2/04      1,200      1,200(A)
  Maryland Economic Development
    Corporation Revenue Bonds (American
    Urological Association Education
    and Research, Inc. Project), Series
    2002 VRDN (Aa2/VMIG1)                1.15    1/7/04      4,200      4,200(A)
  Maryland Health and Higher
    Educational Facilities Authority
    (Pooled Loan Program Issue)
    (Aa2/VMIG1)
      Series 1985 A VRDN                 1.09    1/7/04      9,700      9,700(A)
      Series 1985 B VRDN                 1.10    1/7/04      2,800      2,800(A)
  Maryland Health and Higher
    Educational Facilities Authority
    (The Johns Hopkins Hospital),
    Series C TECP (P-1+, A-1+)           0.90    2/6/04      4,000      4,000
  Maryland Health and Higher
    Educational Facilities Authority
    (The Johns Hopkins University) TECP
    (P-1, A-1+)
      Series A                           0.93    2/9/04      3,100      3,100
      Series A                           0.87   2/11/04      5,575      5,575
      Series A                           1.00    3/8/04      3,100      3,100
      Series C                           1.03   2/19/04      5,000      5,000
      Series C                           1.00   2/24/04      6,000      6,000

                                                   ANNUAL REPORT TO SHAREHOLDERS


                                                Maturity
                                         Rate     Date       Par      Value
-----------------------------------------------------------------------------

Maryland -- Continued


  Maryland Industrial Development
    Financing Authority, Variable Rate
    Demand Revenue Bonds (National
    Aquarium in Baltimore Facility),
    Series 2002 A VRDN
    (Aaa/VMIG1)                          1.15%   1/7/04    $ 4,500   $  4,500(A)
  Mayor and Council of Rockville,
    Maryland, GO Refunding Bonds of
    2003, Series B
    (Aa1, AA+)                           2.00   3/15/04      2,305      2,310
  Montgomery County, Maryland, BANS
    (P-1, A-1+)
      Series 2002                        0.87    2/6/04      5,000      5,000
      Series 2002                        0.92    3/4/04      5,000      5,000
      Series 2002                        1.00    3/4/04      4,800      4,800
  State of Maryland, GO Bonds, State
    and Local Facilities (Aaa, AAA,
    AAA)
      Loan of 1995, First Series         5.20   3/15/04      1,000      1,008
      Loan of 1998, First Series         4.50    3/1/04        700        704
      Loan of 1998, Second Series        5.00   7/15/04      3,000      3,063
  Washington Suburban Sanitary District
    BANS, Series 2003 B VRDN (Aaa/
    VMIG1, AAA/F1+)                      1.25    1/7/04      7,200      7,200(A)
                                                                     --------
                                                                       84,474
                                                                     --------
Massachusetts -- 1.1%
  The Commonwealth of Massachusetts, GO
    Refunding Bonds, 2001 Series C VRDN
    (Aa2/VMIG1, AA-/A-1+, AA-/F1+)       1.25    1/2/04      5,000      5,000(A)
                                                                     --------
Michigan -- 0.4%
  Michigan State Housing Development
    Authority, Rental Housing Revenue
    Bonds, Series 1997 B VRDN
    (Aaa/VMIG1, AAA/ A-1+)               1.10    1/7/04      1,875      1,875(A)
                                                                     --------

ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON TAX EXEMPT TRUST, INC. -- CONTINUED


                                                Maturity
                                         Rate     Date       Par      Value
-----------------------------------------------------------------------------
Minnesota -- 3.0%
  City of Rochester, Minnesota, Health
    Care Facilities Revenue Bonds (Mayo
    Medical Center) (AA/A-1+)
      Series 88E VRDN                    0.95%  1/28/04    $ 5,000   $  5,000(A)
      Series 88E VRDN                    0.90   1/29/04      2,000      2,000(A)
      Series 88E VRDN                    1.05   2/18/04      2,000      2,000(A)
      Series 88E VRDN                    1.00   2/23/04      3,000      3,000(A)
      Series 88E VRDN                    1.05   2/25/04      2,100      2,100(A)
                                                                     --------
                                                                       14,100
                                                                     --------
Mississippi -- 2.3%
  Jackson County, Mississippi, Port
    Facility Refunding Revenue Bonds
    (Chevron U.S.A. Inc. Project),
    Series 1993 VRDN
    (Aa2/P-1)                            1.30    1/2/04     10,800     10,800(A)
                                                                     --------
Missouri -- 0.8%
  Health and Educational Facilities
    Authority of the State of Missouri,
    Medical Research Facilities Revenue
    Bonds (Stowers Institute for
    Medical Research), Series 2000 VRDN
    (Aaa/VMIG1, AAA/A-1+)                1.25    1/2/04      3,500      3,500(A)
                                                                     --------
Nebraska -- 0.6%
  Omaha Public Power District TECP
    (P-1, A-1+)                          1.00    3/5/04      3,000      3,000
                                                                     --------

                                                   ANNUAL REPORT TO SHAREHOLDERS

                                                Maturity
                                         Rate     Date       Par      Value
-----------------------------------------------------------------------------
Nevada -- 1.6%
  Clark County, Nevada, School District
    Adjustable Rate, GO (Limited Tax)
    School Bonds, Series 2001 A VRDN
    (Aaa/VMIG1, AAA/A-1+, AAA/F1+)       1.22%   1/2/04    $ 7,500   $  7,500(A)
                                                                     --------
North Carolina -- 0.9%
  City of Raleigh, North Carolina, GO
    Public Improvement Refunding Bonds,
    Series 2002 C (Aaa, AAA, AAA)        2.75    2/1/04      1,095      1,097
  State of North Carolina, Public
    Improvement GO Bonds, Series 2001 A
    (Aa1, AAA, AAA)                      4.50    3/1/04      1,020      1,026
  State of North Carolina, Public
    School Building GO Bonds, Series
    1998 A (Aa1, AAA, AAA)               4.75    4/1/04      2,095      2,114
                                                                     --------
                                                                        4,237
                                                                     --------
Ohio -- 4.7%
  Ohio Higher Educational Facility
    Commission Revenue Bonds (Xavier
    University 2000 Project) VRDN
    (Aa2/VMIG1)                          1.20    1/2/04     10,640     10,640(A)
  Ohio State University General Receipt
    Bonds, Series 2001 VRDN (Aaa/VMIG1,
    AAA/A-1)                             1.30    1/2/04      9,425      9,425(A)
  State of Ohio, Highway Capital
    Improvement Bonds, Series C (Aa1,
    AAA, AA+)                            4.75    5/1/04      1,550      1,569
                                                                     --------
                                                                       21,634
                                                                     --------

ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON TAX EXEMPT TRUST, INC. -- CONTINUED



                                                Maturity
                                         Rate     Date       Par      Value
-----------------------------------------------------------------------------
Oklahoma -- 0.4%
  The Oklahoma Development Finance
    Authority Revenue Bonds (The Samuel
    Roberts Noble Foundation, Inc.),
    Series 2001 (Aaa, AAA, AAA)          5.00%   5/1/04    $ 2,015   $  2,041
                                                                     --------
Pennsylvania -- 5.8%
  Allegheny County, Pennsylvania,
    Hospital Development Authority,
    Health Center Revenue Bonds
    (Presbyterian University Health)
    (Aaa/VMIG1, AAA/A-1+)
      Series 1990 A VRDN                 1.27    1/2/04      1,900      1,900(A)
      Series 1990 D VRDN                 1.27    1/2/04      1,600      1,600(A)
  Delaware County, Pennsylvania, IDA
    Revenue Refunding Bonds (Resource
    Recovery Facility, General Electric
    Capital Corporation), Series 1997 G
    VRDN
    (Aaa/P-1, AAA/A-1+)                  1.08    1/7/04      3,610      3,610(A)
  Geisinger Authority (Montour County,
    Pennsylvania) Health System Revenue
    Refunding Bonds, Series 2000
    (Geisinger Health System) VRDN
    (Aa3/VMIG1,
    AA-/A-1+, AA-/F1)                    1.30    1/2/04      4,650      4,650(A)
  Lackawanna County, Pennsylvania, IDA
    (National Book Company Project),
    Series 1986 VRDN (A/A-1)             2.00    1/7/04        500        500(A)
  Northampton County Higher Education
    Authority, University Revenue
    Bonds, Series of 2000 (Lehigh
    University) VRDN (Aa3/VMIG1,
    AA-/A-1+)                            1.20    1/2/04      7,500      7,500(A)

                                                   ANNUAL REPORT TO SHAREHOLDERS


                                                Maturity
                                         Rate     Date       Par      Value
-----------------------------------------------------------------------------
Pennsylvania -- Continued


  Pennsylvania Higher Educational
    Facilities Authority, Variable Rate
    Revenue Refunding Bonds (Carnegie
    Mellon University), Series 1995 D
    VRDN
    (AA-/A-1+)                           1.30%   1/2/04    $ 1,250   $  1,250(A)
  The Hospitals and Higher Education
    Facilities Authority of
    Philadelphia, Hospital Revenue
    Bonds (The Children's Hospital of
    Philadelphia Project)
      Series B of 2002 VRDN (Aa2/VMIG1,
         AA/A-1+)                        1.30    1/2/04      1,355      1,355(A)
      Series C of 2002 VRDN (Aaa/VMIG1,
         AAA/A-1+)                       1.30    1/2/04      2,000      2,000(A)
      Series D of 2002 VRDN (Aaa/VMIG1,
         AAA/A-1+)                       1.30    1/2/04      2,400      2,400(A)
                                                                     --------
                                                                       26,765
                                                                     --------
South Carolina -- 1.0%
  Berkeley County, South Carolina, PCR
    Refunding Bonds (Amoco Chemical
    Company Project), Series 1994 VRDN
    (Aa1/VMIG1, AA+/A-1+)                1.30    1/2/04      4,430      4,430(A)
                                                                     --------
Texas -- 14.9%
  City of Austin, Texas (Travis and
    Williamson County), Combined
    Utility System Commercial Paper
    Notes (P-1, A-1+, F1+)
      Series A                           0.85   2/12/04      1,300      1,300
      Series A                           1.03   2/12/04      6,117      6,117
      Series A                           0.90    3/4/04      3,801      3,801
      Series A                           0.98    3/9/04      5,000      5,000

ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON TAX EXEMPT TRUST, INC. -- CONTINUED


                                                Maturity
                                         Rate     Date       Par      Value
-----------------------------------------------------------------------------
Texas -- Continued


  City of Fort Worth, Texas (Tarrant
    and Denton Counties), General
    Purpose Improvement and Refunding
    Bonds, Series 2001 (Aa1, AA+ AA+)    4.00%   3/1/04    $ 1,135   $  1,141
  City of Houston, Texas, TRANS, Series
    2003 (MIG1, SP-1+, F1+)              1.75   6/30/04      3,000      3,013
  Dallas, Texas, Area Rapid Transit
    Authority (P-1, A-1+)
      Series 2001 TECP                   1.02   1/26/04      3,000      3,000
      Series 2001 TECP                   1.05    2/4/04      5,000      5,000
  Harris County Health Facilities
    Development Corporation, Variable
    Rate Revenue Bonds (St. Luke's
    Episcopal Hospital), Series 2001 B
    VRDN (AA-/A-1+)                      1.39    1/2/04        900        900(A)
  Harris County Health Facilities
    Development Corporation, Variable
    Rate Revenue Bonds (The Methodist
    Hospital), Series 2002 VRDN
    (AA/A-1+)                            1.30    1/2/04      4,000      4,000(A)
  San Antonio, Texas, Water Systems
    TECP (P-1, A-1+)
      Series 1995                        0.90    2/5/04      5,000      5,000
      Series 1995                        0.90   2/11/04      1,500      1,500
      Series 1995                        1.00    3/5/04      7,000      7,000
  Southwest Higher Education Authority
    Inc., Variable Rate Demand Higher
    Education Revenue Bonds (Southern
    Methodist University Project),
    Refunding Series 1985 VRDN
    (Aaa/VMIG1)                          1.30    1/2/04     12,335     12,335(A)
  State of Texas, TRANS, Series 2003
    (MIG1, SP-1+, F1+)                   2.00   8/31/04     10,000     10,057
                                                                     --------
                                                                       69,164
                                                                     --------

                                                   ANNUAL REPORT TO SHAREHOLDERS


                                                Maturity
                                         Rate     Date       Par      Value
-----------------------------------------------------------------------------
Utah -- 0.6%
  Emery County, Utah, PCR Refunding
    Bonds (PacifiCorp Project), Series
    1994 VRDN (Aaa/VMIG1, AAA/A-1)       1.30%   1/2/04    $ 3,000   $  3,000(A)
                                                                     --------
Virginia -- 3.4%
  Arlington County, Virginia, GO Public
    Improvement Bonds, Series 2001
    (Aaa, AAA, AAA)                      4.50    2/1/04      1,795      1,800
  Harrisonburg Redevelopment and
    Housing Authority, Variable Rate
    Lease Purchase Revenue Bonds, 2001
    Series A VRDN (AA-/A-1+)             1.35    1/2/04     12,000     12,000(A)
  Virginia Public School Authority,
    School Financing Bonds (1997
    Resolution), Series 2002 A (Aa1,
    AA+, AA+)                            5.00    8/1/04      2,030      2,077
                                                                     --------
                                                                       15,877
                                                                     --------
Washington -- 3.3%
  State of Washington, Adjustable Rate
    GO Bonds, Series 1996 B VRDN
    (Aa1/VMIG1, AA+/A-1+)                1.00    1/7/04     10,200     10,200(A)
  State of Washington, Motor Vehicle
    Fuel Tax GO Refunding Bonds, Series
    R-2000 B
    (Aa1, AA+, AA)                       4.50    1/2/04      1,030      1,030
  Washington State Housing Finance
    Commission (Pacific First Federal
    Savings Bank Program), Series 1988
    B VRDN
    (AAA/A-1+)                           1.25    1/7/04      3,948      3,948(A)
                                                                     --------
                                                                       15,178
                                                                     --------

ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON TAX EXEMPT TRUST, INC. -- CONTINUED


                                                Maturity
                                         Rate     Date       Par      Value
-----------------------------------------------------------------------------
Wisconsin -- 1.7%
  State of Wisconsin, GO Extendible
    Commercial Notes (P-1, A-1+, F1+)
      Series 2000 A TECP                 1.05%   2/9/04    $ 5,000   $  5,000
      Series 2000 B TECP                 1.05    3/9/04      3,000      3,000
                                                                     --------
                                                                        8,000
                                                                     --------
Wyoming -- 2.6%
  Lincoln County, Wyoming, PCR Bonds
    (Exxon Project), Series 1985 VRDN
    (Aaa/P-1, AAA/A-1+)                  1.22    1/2/04      2,590      2,590(A)
  Lincoln County, Wyoming, PCR
    Refunding Bonds (PacifiCorp
    Project), Series 1994 VRDN
    (Aaa/VMIG1, AAA/A-1)                 1.35    1/2/04      2,100      2,100(A)
  Sublette County, Wyoming, PCR Bonds
    (Exxon Project), Series 1984 VRDN
    (Aaa/P-1, AAA/A-1+)                  1.22    1/2/04      5,000      5,000(A)
  Sweetwater County, Wyoming, PCR
    Refunding Bonds (PacifiCorp
    Project), Series 1994 VRDN
    (Aaa/VMIG1, AAA/A-1)                 1.35    1/2/04      2,200      2,200(A)
                                                                     --------
                                                                       11,890
-----------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value -- 101.8%              472,811(B)
Other Assets Less Liabilities -- (1.8)%                                (8,137)
                                                                     --------
NET ASSETS APPLICABLE TO 464,673 SHARES OUTSTANDING -- 100.0%        $464,674
                                                                     ========
NET ASSET VALUE PER SHARE                                            $   1.00
                                                                     ========
-----------------------------------------------------------------------------


(A) The rate shown is the rate as of December 31, 2003, and the maturity shown is the longer of the next interest adjustment date or the date the principal amount owed can be recovered through demand.

(B) Also represents cost for federal income tax purposes.

    A guide to investment abbreviations and municipal note, commercial paper and bond ratings appears on the next page.

See notes to financial statements.

                                                   ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON TAX EXEMPT TRUST, INC.

(Unaudited)

INVESTMENT ABBREVIATIONS:



BANS   Bond Anticipation Notes
GO     General Obligation
IDA    Industrial Development Authority
PCR    Pollution Control Revenue
TECP   Tax-Exempt Commercial Paper
TRANS  Tax and Revenue Anticipation Notes
VRDN   Variable Rate Demand Note


MUNICIPAL NOTE, COMMERCIAL PAPER AND BOND RATINGS:

 Municipal Notes

  MIG1 and MIG2: Moody's Investors Service, Inc. ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade
(MIG). Notes bearing the designation MIG1 are judged to be of the best quality and notes bearing the designation MIG2 are judged to be of high quality (VMIG1 and VMIG2 are ratings for variable rate obligations).

  SP-1 and SP-2: The two highest municipal note ratings assigned by Standard & Poor's. A plus (+) sign may be added to the SP-1 rating to indicate that an issue possesses very strong credit characteristics.

  F1 and F2: The two highest municipal note ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

 Commercial Paper

  P-1 and P-2: Prime 1 and Prime 2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc.

  A-1 and A-2: The two highest commercial paper ratings assigned by Standard & Poor's. A plus (+) sign designates issues possessing very strong credit characteristics.

  F1 and F2: The two highest commercial paper ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

 Municipal Bonds

  Aaa, Aa, A and Baa: Investment grade bond ratings assigned by Moody's Investors Service, Inc. A numeric modifier (1, 2 or 3) may be added to the ratings to indicate high, medium and low relative credit strength, respectively, within a particular rating category. A pound (#) sign denotes a prerefunded security. The maturity date shown is the prerefunded date.

ANNUAL REPORT TO SHAREHOLDERS

  AAA, AA, A and BBB: Investment grade bond ratings assigned by Standard & Poor's. A plus (+) or minus (-) sign may be added to the ratings to indicate relative credit strength within a particular rating category.

  AAA, AA, A and BBB: Investment grade bond ratings assigned by Fitch IBCA, Inc. A plus (+) or minus (-) sign may be added to a rating to denote relative status within major rating categories.

  The Moody's, Standard & Poor's or Fitch IBCA ratings indicated are believed to be the most recent ratings available at December 31, 2003. These ratings are not audited by the Fund's independent auditors.

MATURITY SCHEDULE OF THE PORTFOLIO


                         December 31, 2003
   --------------------------------------------------------------
     Maturity Period       Par            Percentage of Portfolio
   --------------------------------------------------------------
                          (000)                           (cum)

   1-7 days              $269,783           57.1%          57.1%
   8-45 days               82,882           17.5           74.6
   46-90 days              80,561           17.1           91.7
   Over 90 days            39,240            8.3          100.0
                         --------          -----
                         $472,466          100.0%
                         ========          =====


  Average Weighted Maturity: 34 days

                                                   ANNUAL REPORT TO SHAREHOLDERS

STATEMENT OF OPERATIONS

LEGG MASON TAX EXEMPT TRUST, INC.
For the Year Ended December 31, 2003
(Amounts in Thousands)


----------------------------------------------------------------------------


Investment Income:
  Interest                                                           $4,537
Expenses:
  Management fee                                         $2,219
  Distribution and service fees                             887
  Audit and legal fees                                       56
  Custodian fee                                             116
  Directors' fees and expenses                               30
  Registration fees                                          90
  Reports to shareholders                                    35
  Transfer agent and shareholder servicing expense          147
  Other expenses                                             66
                                                         ------
                                                          3,646
      Less: Fees waived                                    (618)(A)
           Compensating balance credits                      (4)
                                                         ------
      Total expenses, net of waivers and compensating
         balance credits                                              3,024
                                                                     ------
NET INVESTMENT INCOME                                                 1,513
----------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                       $1,513
----------------------------------------------------------------------------


(A) See Note 2 in the notes to financial statements.

See notes to financial statements.

ANNUAL REPORT TO SHAREHOLDERS

STATEMENT OF CHANGES IN NET ASSETS

LEGG MASON TAX EXEMPT TRUST, INC.
(Amounts in Thousands)


                                                     For the Years Ended
                                                   -----------------------
                                                   12/31/03       12/31/02
--------------------------------------------------------------------------
Change in Net Assets:
  Net investment income                            $  1,513       $  3,176
  Net realized gain/(loss) on investments                --              8
--------------------------------------------------------------------------
  Increase in net assets resulting from
    operations                                        1,513          3,184
  Distributions to shareholders from net
    investment income                                (1,513)        (3,176)
  Change in net assets from Fund share
    transactions                                     12,348         44,633
--------------------------------------------------------------------------
  Change in net assets                               12,348         44,641
Net Assets:
  Beginning of year                                 452,326        407,685
--------------------------------------------------------------------------
  End of year                                      $464,674       $452,326
--------------------------------------------------------------------------


See notes to financial statements.

                                                   ANNUAL REPORT TO SHAREHOLDERS

FINANCIAL HIGHLIGHTS

LEGG MASON TAX EXEMPT TRUST, INC.

  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.


                                        Years Ended December 31,
                          ----------------------------------------------------
                            2003       2002       2001       2000       1999
------------------------------------------------------------------------------
Net asset value,
  beginning of year        $1.00      $1.00      $1.00      $1.00      $1.00
                          ----------------------------------------------------
Investment operations:
  Net investment income      .0034      .0072      .0206      .0339      .0252
Distributions:
  From net investment
    income                  (.0034)    (.0072)    (.0206)    (.0339)    (.0252)
                          ----------------------------------------------------
Net asset value, end of
  year                     $1.00      $1.00      $1.00      $1.00      $1.00
                          ----------------------------------------------------
Ratios/supplemental
  data:
  Total return               .34%       .72%      2.08%      3.44%      2.56%
  Total expenses to
    average net
    assets(A)                .68%       .70%       .68%       .70%       .71%
  Net expenses to
    average net
    assets(B)                .68%       .70%       .68%       .70%       .70%
  Net investment income
    to average net
    assets..............     .34%       .72%      2.06%      3.39%      2.52%
Net assets, end of year
  (in thousands)          $464,674   $452,326   $407,685   $388,130   $374,853
------------------------------------------------------------------------------


(A) This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described below.

(B) Net of waivers for 12b-1 service fees and advisory fees as described in Note 2 to the financial statements. If no fees had been waived, the annualized ratio of expenses to average daily net assets would have been: for the year ended December 31, 2003, 0.82%; 2002, 0.80%; 2001, 0.78%; 2000, 0.80%; 1999,
    0.81%.

See notes to financial statements.

ANNUAL REPORT TO SHAREHOLDERS

NOTES TO FINANCIAL STATEMENTS

LEGG MASON TAX EXEMPT TRUST, INC.

(Amounts in Thousands)

1. Significant Accounting Policies:

  The Legg Mason Tax Exempt Trust, Inc. ("Fund"), is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end, diversified investment company.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

  In accordance with Rule 2a-7, portfolio securities are valued on the basis of amortized cost so long as the Fund's Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

Security Transactions

  Security transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. At December 31, 2003, there were no unsettled receivables for investments sold, and there were no unsettled payables for securities purchased.

Investment Income and Dividends to Shareholders

  Income and expenses are recorded on the accrual basis. Dividends are declared daily and paid monthly. Net investment income for dividend purposes consists of interest accrued plus original issue discount earned, less amortization of market premium and accrued expenses. At December 31, 2003, dividends payable of $3 were accrued.

Compensating Balance Credits

  The Fund has an arrangement with its custodian bank, whereby a portion of the custodian's fee is paid indirectly by credits earned on the Fund's cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the year ended December 31, 2003, the Fund earned $4 in compensating balance credits.

Federal Income Taxes

  No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its

                                                   ANNUAL REPORT TO SHAREHOLDERS

taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. The character of distributions and composition of net assets for tax purposes were the same as those reflected in the accompanying financial statements.

  The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of December 31, 2003, the Fund had no capital loss carryforwards.

2. Transactions With Affiliates:

  The Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to its agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. During 2003, LMFA voluntarily waived between 10% and 30% of its fees. Beginning November 18, 2003, LMFA agreed to waive 10% of its fees (or .05% of the Fund's average daily net assets). For the year ended December 31, 2003, Advisory fees of $174 were waived. Advisory fees of $172 were payable to LMFA at December 31, 2003.

  Legg Mason Trust, fsb ("Adviser") serves as investment adviser to the Fund. LMFA (not the Fund) pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Fund's average daily net assets.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Fund. The Fund may pay Legg Mason a Rule 12b-1 service fee at an annual rate not to exceed 0.20% of its average daily net assets for services provided to shareholders. Legg Mason has agreed to waive 0.10% of the 12b-1 service fee indefinitely. Pursuant to the agreement, Legg Mason waived $444 in service fees during the year ended December 31, 2003. Service fees of $38 were payable to Legg Mason at December 31, 2003.

  LM Fund Services, Inc. ("LMFS"), a registered transfer agent, has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, the transfer agent paid LMFS $46 for the year ended December 31, 2003.

  The Adviser, LMFA, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON TAX EXEMPT TRUST, INC. -- CONTINUED


3. Fund Share Transactions:

  The Fund is authorized to issue 2,000,000 shares of common stock with a par value of $.001 per share. At December 31, 2003, paid-in capital aggregated $464,674. Since the Fund has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:


                                   Year Ended
                            -------------------------
                             12/31/03      12/31/02
-----------------------------------------------------
Sold                        $ 1,359,200   $ 1,418,838
Reinvested                        1,369         3,053
Repurchased                  (1,348,221)   (1,377,258)
                            -----------   -----------
Net Change                  $    12,348   $    44,633
                            ===========   ===========

                                                   ANNUAL REPORT TO SHAREHOLDERS

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Directors of
Legg Mason Tax Exempt Trust, Inc.:

  In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Legg Mason Tax Exempt Trust, Inc. (hereafter referred to as the "Fund") at December 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
January 30, 2004

ANNUAL REPORT TO SHAREHOLDERS

DIRECTORS AND OFFICERS

  The table below provides information about each of the Fund's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.


 ----------------------------------------------------------------------------------------------------------
                                  TERM OF
                                  OFFICE
                                    AND
                   POSITION(S)    LENGTH      NUMBER OF LEGG         OTHER
                    HELD WITH     OF TIME       MASON FUNDS      DIRECTORSHIPS    PRINCIPAL OCCUPATION(S)
 NAME AND AGE        FUND(S)     SERVED(A)       OVERSEEN            HELD        DURING THE PAST FIVE YEARS
 ----------------------------------------------------------------------------------------------------------

 INDEPENDENT DIRECTORS:
 ----------------------------------------------------------------------------------------------------------
 Lehman, Arnold     Director     Since       Director/Trustee   None             Director of The Brooklyn
   L.(B)                         1983        of all Legg Mason                   Museum of Art since 1997;
 Age 59                                      funds (consisting                   Trustee of American
                                             of 22                               Federation of Arts since
                                             portfolios).                        1998. Formerly: Director
                                                                                 of The Baltimore Museum of
                                                                                 Art (1979-1997).
 ----------------------------------------------------------------------------------------------------------
 Masters, Robin     Director     Since       Director/Trustee   None             Retired. Director of
 J.W.(B)                         2002        of all Legg Mason                   Bermuda SMARTRISK
 Age 48                                      funds (consisting                   (non-profit) since 2001.
                                             of 22                               Formerly: Chief Investment
                                             portfolios).                        Officer of ACE Limited
                                                                                 (insurance) (1986-2000).
 ----------------------------------------------------------------------------------------------------------
 McGovern, Jill     Director     Since       Director/Trustee   None             Chief Executive Officer of
 E.(B)                           1989        of all Legg Mason                   The Marrow Foundation
 Age 59                                      funds (consisting                   since 1993. Formerly:
                                             of 22                               Executive Director of the
                                             portfolios).                        Baltimore International
                                                                                 Festival (1991-1993);
                                                                                 Senior Assistant to the
                                                                                 President of The Johns
                                                                                 Hopkins University
                                                                                 (1985-1990).
 ----------------------------------------------------------------------------------------------------------
 Mehlman, Arthur    Director     Since       Director/Trustee   None             Retired. Director of The
 S.(B)                           2002        of all Legg Mason                   League for People with
 Age 61                                      funds (consisting                   Disabilities, Inc.;
                                             of 22                               Director of University of
                                             portfolios).                        Maryland Foundation and
                                                                                 University of Maryland
                                                                                 College Park Foundation
                                                                                 (non-profits). Formerly:
                                                                                 Partner, KPMG LLP
                                                                                 (international accounting
                                                                                 firm) (1972-2002).
 ----------------------------------------------------------------------------------------------------------

                                                   ANNUAL REPORT TO SHAREHOLDERS


 ----------------------------------------------------------------------------------------------------------
                                  TERM OF
                                  OFFICE
                                    AND
                   POSITION(S)    LENGTH      NUMBER OF LEGG         OTHER
                    HELD WITH     OF TIME       MASON FUNDS      DIRECTORSHIPS    PRINCIPAL OCCUPATION(S)
 NAME AND AGE        FUND(S)     SERVED(A)       OVERSEEN            HELD        DURING THE PAST FIVE YEARS
 ----------------------------------------------------------------------------------------------------------

 INDEPENDENT DIRECTORS (CONTINUED):
 ----------------------------------------------------------------------------------------------------------
 O'Brien, G.        Director     Since       Director/Trustee   Director of the  Trustee of Colgate
 Peter(B)                        2002        of all Legg Mason  Royce Family of  University; President of
 Age 58                                      funds (consisting  Funds            Hill House, Inc.
                                             of 22              (consisting of   (residential home care).
                                             portfolios).       19 portfolios);  Formerly: Managing
                                                                Director of      Director, Equity Capital
                                                                Renaissance      Markets Group of Merrill
                                                                Capital          Lynch & Co. (1971- 1999).
                                                                Greenwich
                                                                Funds; Director
                                                                of Technology
                                                                Investment
                                                                Capital Corp.
 ----------------------------------------------------------------------------------------------------------
 Rowan, S.          Director     Since       Director/Trustee   None             Consultant, Rowan &
 Ford(B)                         2002        of all Legg Mason                   Blewitt Inc. (management
 Age 60                                      funds (consisting                   consulting); Visiting
                                             of 22                               Associate Professor,
                                             portfolios).                        George Washington
                                                                                 University since 2002;
                                                                                 Director of Santa Fe
                                                                                 Institute (scientific
                                                                                 research institute) since
                                                                                 1999; Director of
                                                                                 Annapolis Center for
                                                                                 Science-Based Public
                                                                                 Policy since 1995.
 ----------------------------------------------------------------------------------------------------------
 INTERESTED DIRECTORS:
 ----------------------------------------------------------------------------------------------------------
 Curley, John F.,   Chairman     Since       Chairman and       None             Director and/or officer of
   Jr.(C)           and          1983        Director/ Trustee                   various Legg Mason
 Age 64             Director                 of all Legg Mason                   affiliates. Formerly: Vice
                                             funds (consisting                   Chairman and Director of
                                             of 22                               Legg Mason, Inc. and Legg
                                             portfolios).                        Mason Wood Walker,
                                                                                 Incorporated; Director of
                                                                                 Legg Mason Fund Adviser,
                                                                                 Inc. and Western Asset
                                                                                 Management Company (each a
                                                                                 registered investment
                                                                                 adviser).
 ----------------------------------------------------------------------------------------------------------
 Fetting, Mark      President    President   President and      Director of the  Executive Vice President
 R.(C)              and          since       Director/ Trustee  Royce Family of  of Legg Mason, Inc.;
 Age 49             Director     2001;       of all Legg Mason  Funds            Director and/or officer of
                                 Director    funds (consisting  (consisting of   various Legg Mason
                                 since       of 22              19 portfolios).  affiliates since 2000.
                                 2002        portfolios).                        Formerly: Division
                                                                                 President and Senior
                                                                                 Officer of Prudential
                                                                                 Financial Group, Inc. and
                                                                                 related companies,
                                                                                 including fund boards and
                                                                                 consulting services to
                                                                                 subsidiary companies
                                                                                 (1991-2000); Partner,
                                                                                 Greenwich Associates; Vice
                                                                                 President, T. Rowe Price
                                                                                 Group, Inc.
 ----------------------------------------------------------------------------------------------------------

ANNUAL REPORT TO SHAREHOLDERS

 ----------------------------------------------------------------------------------------------------------
                                  TERM OF
                                  OFFICE
                                    AND
                   POSITION(S)    LENGTH      NUMBER OF LEGG         OTHER
                    HELD WITH     OF TIME       MASON FUNDS      DIRECTORSHIPS    PRINCIPAL OCCUPATION(S)
 NAME AND AGE        FUND(S)     SERVED(A)       OVERSEEN            HELD        DURING THE PAST FIVE YEARS
 ----------------------------------------------------------------------------------------------------------

 EXECUTIVE OFFICERS:
 ----------------------------------------------------------------------------------------------------------
 Karpinski, Marie   Vice         Since       Vice President     None             Vice President and
   K.(D)            President    1985        and Treasurer of                    Treasurer of Legg Mason
 Age 54             and                      all Legg Mason                      Fund Adviser, Inc. and
                    Treasurer                funds (consisting                   Western Asset Funds, Inc.;
                                             of 22                               Treasurer and Principal
                                             portfolios).                        Financial and Accounting
                                                                                 Officer of Pacific
                                                                                 American Income Shares,
                                                                                 Inc., Western Asset
                                                                                 Premier Bond Fund, Western
                                                                                 Asset/ Claymore U.S.
                                                                                 Treasury Inflation
                                                                                 Protected Securities Fund,
                                                                                 and Western Asset/
                                                                                 Claymore U.S. Treasury
                                                                                 Inflation Protected
                                                                                 Securities Fund 2.
 ----------------------------------------------------------------------------------------------------------
 Merz, Gregory      Vice         Since       Vice President,    None             Vice President and Deputy
 T.(D)              President,   2003        Secretary and                       General Counsel of Legg
 Age 45             Secretary                Chief Legal                         Mason, Inc. since 2003.
                    and Chief                Officer of all                      Formerly: Associate
                    Legal                    Legg Mason funds                    General Counsel, Fidelity
                    Officer                  (consisting of 22                   Investments (1993-2002);
                                             portfolios)                         Senior Associate,
                                                                                 Debevoise & Plimpton
                                                                                 (1985-1993).
 ----------------------------------------------------------------------------------------------------------


         ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND OFFICERS
            IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION,
                    AVAILABLE WITHOUT CHARGE UPON REQUEST BY
                            CALLING 1-800-822-5544.

---------------

(A) Directors of the Fund serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Fund serve one-year terms, subject to annual reappointment by the Board of Directors.

(B) Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O'Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

(C) Mr. Curley and Mr. Fetting are considered to be interested persons (as defined in the 1940 Act) of the Fund by virtue of being employees of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Fund.

(D) Officers of the Fund are interested persons (as defined in the 1940 Act).

                                                                           NOTES

NOTES

Investment Manager

   Legg Mason Fund Adviser, Inc.

   Baltimore, MD

Investment Adviser

   Legg Mason Trust, fsb

   Baltimore, MD

Board of Directors

   John F. Curley, Jr., Chairman

   Mark R. Fetting, President

   Arnold L. Lehman

   Robin J.W. Masters

   Dr. Jill E. McGovern

   Arthur S. Mehlman

   G. Peter O'Brien

   S. Ford Rowan

Officers

   Marie K. Karpinski, Vice President and Treasurer

   Gregory T. Merz, Vice President, Secretary and Chief Legal Officer

   Erin K. Morris, Assistant Treasurer

Transfer and Shareholder Servicing Agent

   Boston Financial Data Services

   Braintree, MA

Custodian

   State Street Bank & Trust Company

   Boston, MA

Counsel

   Kirkpatrick & Lockhart LLP

   Washington, DC

Independent Auditors

   PricewaterhouseCoopers LLP

   Baltimore, MD

An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ABOUT THE LEGG MASON FUNDS

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.



This report is not to be distributed unless preceded or accompanied by a prospectus.





    LEGG MASON FUNDS                   LEGG MASON INSTITUTIONAL FUNDS
    For Primary Class Shareholders     For FI and I Class
    800-822-5544                       Shareholders
    www.leggmasonfunds.com             888-425-6432
                                       www.lminstitutionalfunds.com


                      LEGG MASON WOOD WALKER, INCORPORATED
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                  410-539-0000

LMF-016                                                  [LEGG MASON FUNDS LOGO]

Item 2 - Code of Ethics
Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

        THE REGISTRANT, LEGG MASON TAX EXEMPT TRUST, INC. ON AUGUST 6, 2003, ADOPTED A CODE OF ETHICS THAT APPLIES TO THE FUND PRESIDENT AND TREASURER, A COPY OF WHICH IS ATTACHED AS AN EXHIBIT TO THIS FORM N-CSR.

Item 3 - Audit Committee Financial Expert
Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

        THE DIRECTORS OF LEGG MASON TAX EXEMPT TRUST, INC. DETERMINED THAT THE FUND HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

        MR. ARTHUR S. MEHLMAN IS THE AUDIT COMMITTEE FINANCIAL EXPERT. HE IS "INDEPENDENT."

Item 4 - Principal Accounting Fees and Services

    (a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

        FY 02 - $22,750
        FY 03 - $25,330

    (b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category.

        THERE WERE NO ADDITIONAL FEES DURING EACH OF THE LAST TWO FISCAL YEARS THAT WERE NOT DISCLOSED IN ITEM (a) ABOVE.

    (c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category.

        FY 02 - $800
        FY 03 - $870

        SERVICES INCLUDE PREPARATION OF FEDERAL AND STATE INCOME TAX RETURNS, REVIEW OF EXCISE TAX DISTRIBUTION REQUIREMENTS AND PREPARATION OF EXCISE TAX RETURNS.

    (d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through
        (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category.

        THERE WERE NO ADDITIONAL FEES DURING EACH OF THE LAST TWO FISCAL YEARS THAT WERE NOT DISCLOSED IN ITEMS (a) OR (c) ABOVE.

    (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

        THE AUDIT COMMITTEE'S ONLY POLICY IS DELEGATION TO ITS CHAIRPERSON OF THE AUTHORITY TO PRE-APPROVE ITEMS THAT REQUIRE A DECISION PRIOR TO THE NEXT MEETING OF THE COMMITTEE.

        (2) Disclose the percentage of services described in each of paragraphs
        (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

        NONE.

    (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

        NOT APPLICABLE.

    (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

        FY 02 - $542,653
        FY 03 - $883,350

    (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

        THE MEMBERS OF THE AUDIT COMMITTEE OF LEGG MASON TAX EXEMPT TRUST, INC. HAVE CONSIDERED WHETHER THE NON-AUDIT SERVICES THAT WERE RENDERED BY THE FUND'S PRINCIPAL ACCOUNTANT TO THE ENTITIES SPECIFIED IN THIS ITEM AND THAT

        WERE NOT PRE-APPROVED BY THE AUDIT COMMITTEE ARE COMPATIBLE WITH MAINTAINING THE PRINCIPAL ACCOUNTANT'S INDEPENDENCE.


Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures
For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

        (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures

    (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

        WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

    (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

        THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits

    (a) File the exhibits listed below as part of this Form.

    (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

        (ATTACHED)

    (a)(2) A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

           (ATTACHED)

    (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
        78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

        (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax Exempt Trust, Inc.

By:  /s/ Mark R. Fetting
---------------------------------

Mark R. Fetting

President,
Legg Mason Tax Exempt Trust, Inc.

Date: 2/20/04


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mark R. Fetting
-------------------------------

Mark R. Fetting
President,
Legg Mason Tax Exempt Trust, Inc.

Date: 2/20/04


By: /s/ Marie K. Karpinski
----------------------------------

Marie K. Karpinski
Treasurer,
Legg Mason Tax Exempt Trust, Inc.

Date: 2/20/04